Schroder Global Series Trust

Statement of Certification

Pursuant to Rule 497(j)

Schroder Global Series Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 1, 2018 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-105659 and 811-21364), which was filed electronically on February 28, 2018 (Accession No. 0001398344-18-003049).

Schroder Global Series Trust

By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux

Title:	Vice President and Secretary

Date:	March 5, 2018